S000097584 [Member] Investment Strategy - S000097584 [Member]	Dec. 02, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in collateralized loan obligations (CLOs) of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (NRSRO)) at the time of purchase, or if unrated, determined to be of comparable credit quality. CLOs, which are a type of structured product, are floating- or fixed-rate debt instruments issued by a trust or other special purpose vehicle and backed by an underlying portfolio consisting of corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or unrated but determined to be of comparable quality by the Fund’s Investment Manager.
After purchase by the Fund, the rating of a CLO may be downgraded below the minimum rating required by the Fund for purchase (for purposes of the Fund’s 80% investment policy described above). In such cases, the Fund will consider whether to continue to hold the CLO.
The Fund may invest its remaining assets in other high-quality CLOs with a minimum rating of BBB- at the time of purchase or if unrated, determined to be of comparable credit quality. No CLO, at the time of purchase by the Fund, will have a rating that is below BBB- (or equivalent by an NRSRO). The Fund may continue to hold a security if it falls below these ratings.
The Fund may purchase CLOs both in the primary (e.g. purchased directly from the issuer) and secondary markets.
The Fund may invest in derivatives, such as forward contracts, futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, including affiliated funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for risk management purposes.
The Fund is actively managed and does not seek to replicate the composition or performance of an index.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) identifies CLOs and other instruments for potential investment by conducting credit analysis which typically includes an assessment of the CLO manager, the CLO’s underlying collateral, performance of the CLO and its underlying collateral under various stress scenarios, and an analysis of the CLO’s documentation and structural terms. Once a CLO or other investment is in the portfolio, it is regularly monitored.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.